UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07265

                        OPPENHEIMER ENTERPRISE FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                            (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  August 31

Date of reporting period:  September 1, 2002 - August 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

a large position in Genentech, the company announced impressively positive test results for Avastin, its lead cancer-fighting drug, driving the stock price sharply higher.
   Although our company-by-company stock selection process led us to concentrate assets in technology and health care, a small number of individual holdings in other areas also made significant contributions to the Fund's relatively good performance for the period. For example, returns benefited from the Fund's consumer discretionary holdings, including fashion accessories maker Coach, Inc.; satellite entertainment provider EchoStar Communications Corp.; and Spanish-language broadcasting network Univision Communications, Inc. Rising levels of spending on continuing education boosted Apollo Group, Inc., the parent company of University of Phoenix, Inc., with its fast-growing online educational programs. Finally, the Fund's holdings in Citigroup, Inc. gained ground largely on the basis of the company's position as a leading broker and market maker during a time of increasing market activity. The Fund's portfolio holdings, allocations and strategies are subject to change.

Comparing the Fund's Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in Class A, B and C shares of the Fund from the inception date of November 7, 1995, and Class Y shares from the inception date of April 1, 1999 held until its fiscal year-end August 31, 2003. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares. The graphs reflect the deduction of the maximum initial sales charge on Class A shares and the applicable contingent deferred sales charge on Class B, Class C and Class N shares.
   The Fund's performance is compared to the performance of the Standard & Poor's (S&P) 500 Index and the Russell 2000 Index. The S&P 500 Index is a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. The Russell 2000 Index is a capitalization-weighted index of 2,000 U.S. issuers whose common stocks are traded on The New York and American Stock Exchanges and NASDAQ, and is widely recognized as a measure of the performance of mid-capitalization stocks. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow show the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the indices shown.


6 OPPENHEIMER ENTERPRISE FUND

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Enterprise Fund (Class A)
     S&P 500 Index
     Russell 2000 Index

                                    [GRAPHIC]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC



                   Oppenheimer Enterprise
Date  Yrs.            Fund (Class A)       S&P 500 Index    Russell 2000 Index
11/07/1995                9,425.00           10,000.00          10,000.00
11/30/1995               10,848.00           10,438.00          10,420.00
02/29/1996               12,743.00           11,104.00          11,017.00
05/31/1996               16,136.00           11,669.00          12,309.00
08/31/1996               14,590.00           11,432.00          11,398.00
11/30/1996               14,185.00           13,345.00          12,141.00
02/28/1997               14,423.00           14,007.00          12,400.00
05/31/1997               14,200.00           15,104.00          13,166.00
08/31/1997               17,198.00           16,077.00          14,698.00
11/30/1997               17,745.00           17,149.00          14,983.00
02/28/1998               18,993.00           18,907.00          16,114.00
05/31/1998               19,919.00           19,734.00          15,963.00
08/31/1998               16,226.00           17,382.00          11,847.00
11/30/1998               20,007.00           21,211.00          13,992.00
02/28/1999               23,831.00           22,643.00          13,835.00
05/31/1999               26,670.00           23,884.00          15,534.00
08/31/1999               29,587.00           24,301.00          15,207.00
11/30/1999               41,178.00           25,642.00          16,183.00
02/29/2000               58,877.00           25,299.00          20,653.00
05/31/2000               35,624.00           26,385.00          17,074.00
08/31/2000               45,826.00           28,264.00          19,336.00
11/30/2000               26,665.00           24,559.00          16,089.00
02/28/2001               22,968.00           23,226.00          17,175.00
05/31/2001               21,521.00           23,602.00          18,045.00
08/31/2001               19,448.00           21,375.00          17,088.00
11/30/2001               17,884.00           21,559.00          16,865.00
02/28/2002               15,551.00           21,018.00          17,234.00
05/31/2002               14,378.00           20,336.00          17,955.00
08/31/2002               11,614.00           17,530.00          14,450.00
11/30/2002               11,940.00           18,000.00          15,077.00
02/28/2003               11,054.00           16,253.00          13,426.00
05/31/2003               13,504.00           18,696.00          16,485.00
08/31/2003               14,990.00           19,644.00          18,652.00

Average Annual Total Returns of Class A Shares of the Fund at 8/31/03*
1-Year    21.65%    5-Year -2.73%     Since Inception 5.32%

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Enterprise Fund (Class B)
     S&P 500 Index
     Russell 2000 Index

                                  [GRAPHIC]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC

                   Oppenheimer Enterprise
Date  Yrs.            Fund (Class B)      S&P 500 Index     Russell 2000 Index
11/07/1995              10,000.00           10,000.00            10,000.00
11/30/1995              11,500.00           10,438.00            10,420.00
02/29/1996              13,490.00           11,104.00            11,017.00
05/31/1996              17,060.00           11,669.00            12,309.00
08/31/1996              15,390.00           11,432.00            11,398.00
11/30/1996              14,940.00           13,345.00            12,141.00
02/28/1997              15,151.00           14,007.00            12,400.00
05/31/1997              14,893.00           15,104.00            13,166.00
08/31/1997              18,011.00           16,077.00            14,698.00
11/30/1997              18,538.00           17,149.00            14,983.00
02/28/1998              19,806.00           18,907.00            16,114.00
05/31/1998              20,743.00           19,734.00            15,963.00
08/31/1998              16,853.00           17,382.00            11,847.00
11/30/1998              20,755.00           21,211.00            13,992.00
02/28/1999              24,680.00           22,643.00            13,835.00
05/31/1999              27,568.00           23,884.00            15,534.00
08/31/1999              30,527.00           24,301.00            15,207.00
11/30/1999              42,414.00           25,642.00            16,183.00
02/29/2000              60,531.00           25,299.00            20,653.00
05/31/2000              36,548.00           26,385.00            17,074.00
08/31/2000              46,928.00           28,264.00            19,336.00
11/30/2000              27,255.00           24,559.00            16,089.00
02/28/2001              23,438.00           23,226.00            17,175.00
05/31/2001              21,918.00           23,602.00            18,045.00
08/31/2001              19,769.00           21,375.00            17,088.00
11/30/2001              18,153.00           21,559.00            16,865.00
02/28/2002              15,785.00           21,018.00            17,234.00
05/31/2002              14,594.00           20,336.00            17,955.00
08/31/2002              11,789.00           17,530.00            14,450.00
11/30/2002              12,120.00           18,000.00            15,077.00
02/28/2003              11,220.00           16,253.00            13,426.00
05/31/2003              13,707.00           18,696.00            16,485.00
08/31/2003              15,216.00           19,644.00            18,652.00

Average Annual Total Returns of Class B Shares of the Fund at 8/31/03*
1-Year   23.10%     5-Year    -2.62%    Since Inception   5.52%

*See Notes on page 10 for further details.
The performance information for both indices in the graphs begins on 10/31/95 for Class A, B and C, 2/28/01 for Class N and 3/31/99 for Class Y.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.


7 OPPENHEIMER ENTERPRISE FUND

FUND PERFORMANCE DISCUSSION

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Enterprise Fund (Class C)
     S&P 500 Index
     Russell 2000 Index

                                  [GRAPHIC]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC

                   Oppenheimer Enterprise
Date  Yrs.            Fund (Class C)      S&P 500 Index     Russell 2000 Index
11/07/1995               10,000.00          10,000.00           10,000.00
11/30/1995               11,500.00          10,438.00           10,420.00
02/29/1996               13,490.00          11,104.00           11,017.00
05/31/1996               17,050.00          11,669.00           12,309.00
08/31/1996               15,390.00          11,432.00           11,398.00
11/30/1996               14,940.00          13,345.00           12,141.00
02/28/1997               15,152.00          14,007.00           12,400.00
05/31/1997               14,883.00          15,104.00           13,166.00
08/31/1997               18,001.00          16,077.00           14,698.00
11/30/1997               18,528.00          17,149.00           14,983.00
02/28/1998               19,807.00          18,907.00           16,114.00
05/31/1998               20,733.00          19,734.00           15,963.00
08/31/1998               16,853.00          17,382.00           11,847.00
11/30/1998               20,745.00          21,211.00           13,992.00
02/28/1999               24,693.00          22,643.00           13,835.00
05/31/1999               27,581.00          23,884.00           15,534.00
08/31/1999               30,541.00          24,301.00           15,207.00
11/30/1999               42,452.00          25,642.00           16,183.00
02/29/2000               60,582.00          25,299.00           20,653.00
05/31/2000               36,587.00          26,385.00           17,074.00
08/31/2000               46,979.00          28,264.00           19,336.00
11/30/2000               27,293.00          24,559.00           16,089.00
02/28/2001               23,464.00          23,226.00           17,175.00
05/31/2001               21,943.00          23,602.00           18,045.00
08/31/2001               19,795.00          21,375.00           17,088.00
11/30/2001               18,163.00          21,559.00           16,865.00
02/28/2002               15,763.00          21,018.00           17,234.00
05/31/2002               14,550.00          20,336.00           17,955.00
08/31/2002               11,732.00          17,530.00           14,450.00
11/30/2002               12,039.00          18,000.00           15,077.00
02/28/2003               11,118.00          16,253.00           13,426.00
05/31/2003               13,559.00          18,696.00           16,485.00
08/31/2003               15,024.00          19,644.00           18,652.00

Average Annual Total Returns of Class C Shares of the Fund at 8/31/03*
1-Year   27.06%    5-Year    -2.27%    Since Inception    5.35%

Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Enterprise Fund (Class N)
     S&P 500 Index
     Russell 2000 Index

                                  [GRAPHIC]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC

                   Oppenheimer Enterprise
Date  Yrs.            Fund (Class N)      S&P 500 Index     Russell 2000 Index
03/01/2001              10,000.00           10,000.00            10,000.00
05/31/2001               9,295.00           10,162.00            10,507.00
08/31/2001               8,399.00            9,203.00             9,949.00
11/30/2001               7,711.00            9,283.00             9,819.00
02/28/2002               6,708.00            9,049.00            10,034.00
05/31/2002               6,195.00            8,756.00            10,454.00
08/31/2002               5,000.00            7,548.00             8,413.00
11/30/2002               5,141.00            7,750.00             8,779.00
02/28/2003               4,752.00            6,998.00             7,817.00
05/31/2003               5,800.00            8,050.00             9,599.00
08/31/2003               6,432.00            8,458.00            10,860.00

Average Annual Total Returns of Class N Shares of the Fund at 8/31/03*
1-Year  27.64%          Since Inception  -16.18%

*See Notes on page 10 for further details.


8 OPPENHEIMER ENTERPRISE FUND

Class Y Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Enterprise Fund (Class Y)
     S&P 500 Index
     Russell 2000 Index

                                  [GRAPHIC]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC

                   Oppenheimer Enterprise
Date  Yrs.            Fund (Class Y)      S&P 500 Index     Russell 2000 Index
04/01/1999              10,000.00           10,000.00            10,000.00
05/31/1999              10,115.00           10,142.00            11,055.00
08/31/1999              11,234.00           10,319.00            10,822.00
11/30/1999              15,649.00           10,889.00            11,517.00
02/29/2000              22,407.00           10,743.00            14,698.00
05/31/2000              13,570.00           11,204.00            12,151.00
08/31/2000              17,477.00           12,002.00            13,761.00
11/30/2000              10,165.00           10,429.00            11,450.00
02/28/2001               8,760.00            9,863.00            12,223.00
05/31/2001               8,222.00           10,022.00            12,842.00
08/31/2001               7,432.00            9,077.00            12,161.00
11/30/2001               6,839.00            9,155.00            12,002.00
02/28/2002               5,955.00            8,925.00            12,265.00
05/31/2002               5,511.00            8,636.00            12,778.00
08/31/2002               4,454.00            7,444.00            10,283.00
11/30/2002               4,578.00            7,644.00            10,730.00
02/28/2003               4,247.00            6,902.00             9,555.00
05/31/2003               5,190.00            7,939.00            11,732.00
08/31/2003               5,763.00            8,342.00            13,274.00

Average Annual Total Returns of Class Y Shares of the Fund at 8/31/03*
1-Year  29.38%           Since Inception  -11.73%

The performance information for both indices in the graphs begins on 10/31/95 for Class A, B and C, 2/28/01 for Class N and 3/31/99 for Class Y.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.


9 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns and the ending account values in the graph includes changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677). Read the prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 11/7/95. Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 11/7/95. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 11/7/95. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 4/1/99. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.



10 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  AUGUST 31, 2003
--------------------------------------------------------------------------------


                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Common Stocks--95.1%
--------------------------------------------------------------------------------
 Consumer Discretionary--18.3%
--------------------------------------------------------------------------------
 Household Durables--1.8%
 Garmin Ltd. 1                                       100,000      $   3,997,000
--------------------------------------------------------------------------------
 Internet & Catalog Retail--4.5%
 InterActiveCorp 1                                   265,000          9,807,650
--------------------------------------------------------------------------------
 Media--8.7%
 Citadel Broadcasting
 Corp. 1                                               9,600            211,968
--------------------------------------------------------------------------------
 EchoStar
 Communications
 Corp., Cl. A 1                                      275,000         10,147,500
--------------------------------------------------------------------------------
 Univision
 Communications,
 Inc., Cl. A 1                                       235,000          8,810,150
                                                                  --------------
                                                                     19,169,618

--------------------------------------------------------------------------------
 Specialty Retail--2.0%
 Bed Bath &
 Beyond, Inc. 1                                      100,000          4,303,000
--------------------------------------------------------------------------------
 Textiles, Apparel & Luxury Goods--1.3%
 Coach, Inc. 1                                        50,000          2,902,000
--------------------------------------------------------------------------------
 Consumer Staples--0.9%
--------------------------------------------------------------------------------
 Food & Staples Retailing--0.9%
 Wal-Mart Stores, Inc.                                35,000          2,070,950
--------------------------------------------------------------------------------
 Financials--13.8%
--------------------------------------------------------------------------------
 Diversified Financial Services--6.8%
 Citigroup, Inc.                                     125,000          5,418,750
--------------------------------------------------------------------------------
 SLM Corp.                                           240,000          9,643,200
                                                                  --------------
                                                                     15,061,950

--------------------------------------------------------------------------------
 Thrifts & Mortgage Finance--7.0%
 Doral Financial Corp.                               118,500          4,864,425
--------------------------------------------------------------------------------
 Radian Group, Inc.                                  220,000         10,469,800
                                                                  --------------
                                                                     15,334,225

--------------------------------------------------------------------------------
 Health Care--28.6%
--------------------------------------------------------------------------------
 Biotechnology--16.0%
 Amgen, Inc. 1                                       140,000          9,226,000
--------------------------------------------------------------------------------
 Genentech, Inc. 1                                   120,000          9,528,000
--------------------------------------------------------------------------------
 Gilead Sciences, Inc. 1                             150,000         10,005,000
--------------------------------------------------------------------------------
 ImClone Systems, Inc. 1                              50,000          2,101,500
--------------------------------------------------------------------------------
 Medimmune, Inc. 1                                   125,000          4,358,750
                                                                  --------------
                                                                     35,219,250


                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Health Care Equipment & Supplies--6.8%
 Boston Scientific Corp. 1                            25,000      $   1,502,500
--------------------------------------------------------------------------------
 Medtronic, Inc.                                     100,000          4,958,000
--------------------------------------------------------------------------------
 Varian Medical
 Systems, Inc. 1                                     152,000          8,489,200
                                                                  --------------
                                                                     14,949,700

--------------------------------------------------------------------------------
 Pharmaceuticals--5.8%
 Eli Lilly & Co.                                      80,000          5,322,400
--------------------------------------------------------------------------------
 Pfizer, Inc.                                        250,000          7,480,000
                                                                  --------------
                                                                     12,802,400

--------------------------------------------------------------------------------
 Industrials--1.9%
--------------------------------------------------------------------------------
 Commercial Services & Supplies--1.9%
 Apollo Group, Inc.,
 Cl. A 1                                              65,000          4,164,550
--------------------------------------------------------------------------------
 Information Technology--31.6%
--------------------------------------------------------------------------------
 Communications Equipment--7.6%
 Scientific-Atlanta, Inc.                            150,000          5,100,000
--------------------------------------------------------------------------------
 UTStarcom, Inc. 1                                   270,000         11,599,200
                                                                  --------------
                                                                     16,699,200

--------------------------------------------------------------------------------
 Computers & Peripherals--5.0%
 Dell, Inc. 1                                        300,000          9,789,000
--------------------------------------------------------------------------------
 EMC Corp. 1                                         100,000          1,275,000
                                                                  --------------
                                                                     11,064,000

--------------------------------------------------------------------------------
 Internet Software & Services--0.5%
 Yahoo!, Inc. 1                                       35,000          1,169,000
--------------------------------------------------------------------------------
 IT Services--2.1%
 Iron Mountain, Inc. 1                               125,000          4,625,000
--------------------------------------------------------------------------------
 Semiconductors & Semiconductor Equipment--5.4%
 Marvell Technology
 Group Ltd. 1                                        250,000         10,542,500
--------------------------------------------------------------------------------
 Texas Instruments, Inc.                              50,000          1,192,500
                                                                  --------------
                                                                     11,735,000

--------------------------------------------------------------------------------
 Software--11.0%
 Microsoft Corp.                                     390,000         10,342,800
--------------------------------------------------------------------------------
 Oracle Corp. 1                                      500,000          6,390,000
--------------------------------------------------------------------------------
 Symantec Corp. 1                                    130,000          7,465,900
                                                                  --------------
                                                                     24,198,700
                                                                  --------------
 Total Common Stocks
 (Cost $161,908,821)                                                209,273,193



11 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------


                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Preferred Stocks--0.2%

 Axsun Technologies,
 Inc., Cv., Series C 1,2,3                           514,139       $    107,712
--------------------------------------------------------------------------------
 Multiplex, Inc., Cv.,
 Series C 1,2,3                                      543,478            179,946
                                                                   -------------
 Total Preferred Stocks
 (Cost $10,000,000)                                                     287,658

                                                                   Market Value
                                                       Units         See Note 1
--------------------------------------------------------------------------------

 Rights, Warrants and Certificates--0.0%
 American Banknote Corp.:
 Series 1 Wts.,
 Exp. 10/1/07 1                                          777       $         --
 Series 2 Wts.,
 Exp. 10/1/07 1                                          777                 --
                                                                   -------------
 Total Rights, Warrants
 and Certificates (Cost $0)                                                  --

--------------------------------------------------------------------------------
 Total Investments,
 at Value
 (Cost $171,908,821)                                    95.3%       209,560,851
--------------------------------------------------------------------------------
 Other Assets
 Net of Liabilities                                      4.7         10,449,590
                                                    ----------------------------
 Net Assets                                            100.0%      $220,010,441
                                                    ============================


Footnotes to Statement of Investments
1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted. See Note 6 of Notes to Financial Statements.
3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2003. The aggregate fair value of securities of affiliated companies held by the Fund as of August 31, 2003 amounts to $287,658. Transactions during the period in which the issuer was an affiliate are as follows:

                                        Shares        Gross        Gross             Shares    Unrealized
                               August 31, 2002    Additions   Reductions    August 31, 2003  Depreciation
----------------------------------------------------------------------------------------------------------
 Stocks and/or Warrants
 Axsun Technologies, Inc., Cv.,
 Series C                              514,139           --           --            514,139    $5,892,290
 Multiplex, Inc., Cv., Series C        543,478           --           --            543,478     3,820,052
                                                                                               ----------
                                                                                               $9,712,342
                                                                                               ==========

See accompanying Notes to Financial Statements.


12 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  August 31, 2003
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------
 Assets

 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $161,908,821)                       $209,273,193
 Affiliated companies (cost $10,000,000)                               287,658
                                                                  -------------
                                                                   209,560,851
-------------------------------------------------------------------------------
 Cash                                                                   10,181
-------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                   10,752,022
 Shares of beneficial interest sold                                    228,349
 Interest and dividends                                                107,352
 Other                                                                  25,847
                                                                  -------------
 Total assets                                                      220,684,602

-------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Shares of beneficial interest redeemed                                286,964
 Shareholder reports                                                   151,736
 Distribution and service plan fees                                     81,362
 Trustees' compensation                                                 72,315
 Transfer and shareholder servicing agent fees                          59,161
 Other                                                                  22,623
                                                                  -------------
 Total liabilities                                                     674,161


-------------------------------------------------------------------------------
 Net Assets                                                       $220,010,441
                                                                  =============


-------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                                  $582,672,916
-------------------------------------------------------------------------------
 Accumulated net investment loss                                       (72,047)
-------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions         (400,242,458)
-------------------------------------------------------------------------------
 Net unrealized appreciation on investments                         37,652,030
                                                                  -------------
 Net Assets                                                       $220,010,441
                                                                  =============


13 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $120,101,008 and 10,444,679 shares of beneficial interest outstanding)                 $11.50
 Maximum offering price per share (net asset value plus sales charge of 5.75% of
 offering price)                                                                        $12.20
-----------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $62,170,268
 and 5,780,414 shares of beneficial interest outstanding)                               $10.76
-----------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $14,593,647
 and 1,355,475 shares of beneficial interest outstanding)                               $10.77
-----------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $684,769 and
 60,010 shares of beneficial interest outstanding)                                      $11.41
-----------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net assets of $22,460,749 and 1,923,981 shares of beneficial interest
 outstanding)                                                                           $11.67



 See accompanying Notes to Financial Statements.



14 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  For the Year Ended August 31, 2003
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
 Investment Income

 Dividends (net of foreign withholding taxes of $1,065)                            $   586,167
-----------------------------------------------------------------------------------------------
 Interest                                                                               92,468
                                                                                   ------------
 Total investment income                                                               678,635

-----------------------------------------------------------------------------------------------
 Expenses

 Management fees                                                                     1,371,543
-----------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                               242,544
 Class B                                                                               524,148
 Class C                                                                               125,123
 Class N                                                                                 2,681
-----------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                               725,313
 Class B                                                                               481,929
 Class C                                                                               116,515
 Class N                                                                                 3,868
 Class Y                                                                               142,066
-----------------------------------------------------------------------------------------------
 Shareholder reports                                                                   189,060
-----------------------------------------------------------------------------------------------
 Trustees' compensation                                                                  5,544
-----------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                             1,851
-----------------------------------------------------------------------------------------------
 Other                                                                                  27,365
                                                                                   ------------
 Total expenses                                                                      3,959,550
 Less reduction to custodian expenses                                                   (1,851)
 Less reimbursement of management fees                                                 (73,046)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class A      (494,222)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class B      (360,660)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class C       (86,298)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class N        (2,348)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class Y      (106,201)
                                                                                   ------------
 Net expenses                                                                        2,834,924

-----------------------------------------------------------------------------------------------
 Net Investment Loss                                                                (2,156,289)

-----------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments                                                                       (36,076,629)
 Closing and expiration of option contracts written                                     73,499
                                                                                   ------------
 Net realized loss                                                                 (36,003,130)
-----------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                               86,514,925

-----------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                              $48,355,506
                                                                                   ============




 See accompanying Notes to Financial Statements.


15 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


 Year Ended August 31,                                                    2003            2002
------------------------------------------------------------------------------------------------
 Operations

 Net investment loss                                              $ (2,156,289)  $  (3,900,993)
------------------------------------------------------------------------------------------------
 Net realized loss                                                 (36,003,130)    (94,565,845)
------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)               86,514,925     (46,274,452)
                                                                  ------------------------------
 Net increase (decrease) in net assets resulting from operations    48,355,506    (144,741,290)

------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                            (9,615,427)    (48,332,934)
 Class B                                                            (4,005,525)    (29,913,344)
 Class C                                                              (512,633)     (4,605,462)
 Class N                                                                71,137         501,224
 Class Y                                                             1,925,857       1,063,752

------------------------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)                                          36,218,915    (226,028,054)
------------------------------------------------------------------------------------------------
 Beginning of period                                               183,791,526     409,819,580
                                                                  ------------------------------
 End of period [including accumulated net investment loss
 of $72,047 and $73,098, respectively]                            $220,010,441   $ 183,791,526
                                                                  ==============================


 See accompanying Notes to Financial Statements.


16 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


 Class A           Year Ended August 31,                       2003         2002        2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                        $ 8.91       $14.92     $ 39.08       $26.37       $14.72
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                           (.06)        (.09)       (.18)        (.15)        (.11)
 Net realized and unrealized gain (loss)                       2.65        (5.92)     (21.40)       14.52        12.08
                                                             ------------------------------------------------------------
 Total from investment operations                              2.59        (6.01)     (21.58)       14.37        11.97
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                            --           --       (2.58)       (1.66)        (.32)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $11.50        $8.91     $ 14.92       $39.08       $26.37
                                                             ============================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                           29.07%      (40.28)%    (57.56)%      54.89%       82.34%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                  $120,101     $103,105    $233,045     $624,971     $335,682
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $100,922     $166,632    $357,113     $563,739     $182,121
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment loss                                          (0.93)%      (1.09)%     (0.81)%      (0.37)%      (0.47)%
 Total expenses                                                1.83%        1.95%       1.33%        1.24%        1.48%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                            1.29%        1.60%        N/A 3        N/A 3        N/A 3
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        103%         150%        160%         142%         134%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.


See accompanying Notes to Financial Statements.

17 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------



 Class B           Year Ended August 31,                       2003         2002        2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                        $ 8.40       $14.17     $ 37.57       $25.58       $14.38
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                           (.20)        (.41)       (.30)        (.39)        (.11)
 Net realized and unrealized gain (loss)                       2.56        (5.36)     (20.52)       14.04        11.63
                                                             ------------------------------------------------------------
 Total from investment operations                              2.36        (5.77)     (20.82)       13.65        11.52
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                            --           --       (2.58)       (1.66)        (.32)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $10.76        $8.40     $ 14.17       $37.57       $25.58
                                                             ============================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                           28.10%      (40.72)%    (57.87)%      53.73%       81.14%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                   $62,170      $52,633    $125,772     $310,972     $189,699
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                          $52,441      $86,628    $181,217     $294,487     $107,124
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment loss                                          (1.69)%      (1.85)%     (1.58)%      (1.13)%     (1.22)%
 Total expenses                                                2.79%        2.71%       2.10%        2.00%        2.23%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                            2.05%        2.36%        N/A 3        N/A 3        N/A 3
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        103%         150%        160%         142%         134%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


18 OPPENHEIMER ENTERPRISE FUND

 Class C           Year Ended August 31,                       2003         2002        2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                        $ 8.41       $14.19     $ 37.61       $25.59       $14.38
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                           (.17)        (.37)       (.32)        (.39)        (.10)
 Net realized and unrealized gain (loss)                       2.53        (5.41)     (20.52)       14.07        11.63
                                                             ------------------------------------------------------------
 Total from investment operations                              2.36        (5.78)     (20.84)       13.68        11.53
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                            --           --       (2.58)       (1.66)        (.32)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $10.77       $ 8.41     $ 14.19       $37.61       $25.59
                                                             ============================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                           28.06%      (40.73)%    (57.86)%      53.83%       81.22%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                   $14,594      $11,578     $25,468      $64,522      $39,083
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                          $12,521      $18,550     $37,410      $60,868      $21,790
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment loss                                         (1.70)%      (1.85)%     (1.57)%       (1.13)%      (1.22)%
 Total expenses                                                2.80%        2.71%       2.10%        2.00%        2.22%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                            2.06%        2.36%        N/A 3        N/A 3        N/A 3
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        103%         150%        160%         142%         134%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

19 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------


 Class N           Year Ended August 31                        2003         2002        2001 1
-----------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                        $ 8.87       $14.90      $17.74
-----------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                           (.13)        (.28)       (.01)
 Net realized and unrealized gain (loss)                       2.67        (5.75)      (2.83)
                                                             ----------------------------------
 Total from investment operations                              2.54        (6.03)      (2.84)
-----------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                            --           --          --
-----------------------------------------------------------------------------------------------
 Net asset value, end of period                              $11.41       $ 8.87      $14.90
                                                             ==================================

-----------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                           28.64%      (40.47)%    (16.01)%


-----------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                      $685         $456         $83
-----------------------------------------------------------------------------------------------
 Average net assets (in thousands)                             $537         $249         $12
-----------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                          (1.24)%      (1.44)%     (0.94)%
 Total expenses                                                2.09%        2.25%       1.75%
 Expenses after expense reimbursement or fee waiver
 and reduction to custodian expenses                           1.60%        1.90%        N/A 4
-----------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        103%         150%        160%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


20 OPPENHEIMER ENTERPRISE FUND

 Class Y           Year Ended August 31,                       2003         2002        2001         2000       1999 1
-------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                        $ 9.02       $15.05     $ 39.32       $26.41       $23.51
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                  (.10)        (.10)       (.09)        (.04)          -- 2
 Net realized and unrealized gain (loss)                       2.75        (5.93)     (21.60)       14.61         2.90
                                                             ------------------------------------------------------------
 Total from investment operations                              2.65        (6.03)     (21.69)       14.57         2.90
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                            --           --       (2.58)       (1.66)          --
                                                             ------------------------------------------------------------
 Net asset value, end of period                              $11.67       $ 9.02     $ 15.05       $39.32       $26.41
                                                             ============================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3                           29.38%      (40.07)%    (57.48)%      55.58%       12.34%


-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                   $22,461      $16,020     $25,450      $91,656      $31,306
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                          $16,675      $19,590     $49,978      $80,415      $11,731
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income (loss)                                 (0.67)%      (0.70)%     (0.67)%       0.04%        0.09%
 Total expenses                                                1.72%        2.16%       1.36% 5      0.91%        0.96%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                            1.03%        1.19%       1.20%         N/A 6        N/A 6
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        103%         150%        160%         142%         134%

1. For the period from April 1, 1999 (inception of offering) to August 31, 1999.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.
5. Added since August 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.
6. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


21 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Enterprise Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


22 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of investment for federal income tax purposes.
                                                                Net Unrealized
                                                            Appreciation Based
     Undistributed    Undistributed    Accumulated       on Cost of Securities
     Net Investment       Long-Term           Loss          for Federal Income
     Income                    Gain   Carryforward 1,2,3          Tax Purposes
     -------------------------------------------------------------------------
     $--                        $--   $400,191,575                 $37,602,464

 1. As of August 31, 2003, the Fund had $383,574,177 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of August 31, 2003, details of the capital loss carryforwards were as follows:

                              Expiring
                              ----------------------
                              2009      $ 46,931,758
                              2010       257,289,240
                              2011        79,353,179
                                        ------------
                              Total     $383,574,177
                                        ============

 2. During the fiscal years ended August 31, 2003 and August 31, 2002, the Fund did not utilize any capital loss carryforwards.
 3. As of August 31, 2003, the Fund had $16,617,398 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2012.

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for August 31, 2003. Net assets of the Fund were unaffected by the reclassifications.

                 From           To (From)                               Net
                 Ordinary    Capital Gain      Tax Return        Investment
                 Loss              (Loss)      of Capital              Loss
                 ----------------------------------------------------------
                 $2,157,340           $--             $--        $2,157,340


23 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 No distributions were paid during the years ended August 31, 2003 and August 31, 2002.
    The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of August 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost                $171,958,387
                                                 ============

                 Gross unrealized appreciation   $ 48,266,601
                 Gross unrealized depreciation    (10,664,137)
                                                 ------------
                 Net unrealized appreciation     $ 37,602,464
                                                 ============

--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended August 31, 2003, the Fund's projected benefit obligations were increased by $1,976 and payments of $3,026 were made to retired trustees, resulting in an accumulated liability of $72,047 as of August 31, 2003.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other selected Oppenheimer funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.


24 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                  Year Ended August 31, 2003                 Year Ended August 31, 2002
                                     Shares           Amount                   Shares            Amount
--------------------------------------------------------------------------------------------------------
 Class A
 Sold                             3,692,019     $ 35,803,356                3,264,293      $ 40,977,056
 Redeemed                        (4,817,067)     (45,418,783)              (7,311,154)      (89,309,990)
                                ------------------------------------------------------------------------
 Net decrease                    (1,125,048)    $ (9,615,427)              (4,046,861)     $(48,332,934)
                                ========================================================================

--------------------------------------------------------------------------------------------------------
 Class B
 Sold                             1,371,862     $ 12,295,804                1,037,345      $ 12,006,706
 Redeemed                        (1,858,129)     (16,301,329)              (3,645,358)      (41,920,050)
                                ------------------------------------------------------------------------
 Net decrease                      (486,267)    $ (4,005,525)              (2,608,013)     $(29,913,344)
                                ========================================================================

--------------------------------------------------------------------------------------------------------
 Class C
 Sold                               812,619     $  7,044,476                  306,034      $  3,532,850
 Redeemed                          (834,067)      (7,557,109)                (724,154)       (8,138,312)
                                ------------------------------------------------------------------------
 Net decrease                       (21,448)    $   (512,633)                (418,120)     $ (4,605,462)
                                ========================================================================

--------------------------------------------------------------------------------------------------------
 Class N
 Sold                                51,546     $    487,334                   51,240      $    555,908
 Redeemed                           (42,916)        (416,197)                  (5,451)          (54,684)
                                ------------------------------------------------------------------------
 Net increase                         8,630     $     71,137                   45,789      $    501,224
                                ========================================================================

--------------------------------------------------------------------------------------------------------
 Class Y
 Sold                             1,446,844     $ 14,331,551                1,345,843      $ 16,119,763
 Redeemed                        (1,298,227)     (12,405,694)              (1,261,867)      (15,056,011)
                                ------------------------------------------------------------------------
 Net increase                       148,617     $  1,925,857                   83,976      $  1,063,752
                                ========================================================================


--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2003, were $182,093,486 and $206,655,638, respectively.

25 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, and 0.58% of average annual net assets over $1.5 billion. Effective January 1, 2002, the Manager has voluntarily agreed to waive advisory fees at an annual rate equal to 0.05% of the Fund's average daily net assets until the Fund's trailing one year performance percentile at the end of the preceding quarter is in the third quintile or better of the Fund's Lipper peer group. The foregoing waiver is voluntary and may be terminated by the Manager at any time.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended August 31, 2003, the Fund paid $634,467 to OFS for services to the Fund.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                  Aggregate        Class A   Concessions    Concessions     Concessions     Concessions
                  Front-End      Front-End    On Class A     On Class B      On Class C      On Class N
              Sales Charges  Sales Charges        Shares         Shares          Shares          Shares
                 On Class A    Retained by   Advanced by    Advanced by     Advanced by     Advanced by
 Year Ended          Shares    Distributor   Distributor 1  Distributor 1   Distributor 1   Distributor 1
--------------------------------------------------------------------------------------------------------
 August 31, 2003   $254,370        $73,120       $43,873       $239,969         $23,467          $1,828

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                             Class A       Class B        Class C        Class N
                          Contingent    Contingent     Contingent     Contingent
                            Deferred      Deferred       Deferred       Deferred
                       Sales Charges Sales Charges  Sales Charges  Sales Charges
                         Retained by   Retained by    Retained by    Retained by
 Year Ended              Distributor   Distributor    Distributor    Distributor
--------------------------------------------------------------------------------
 August 31, 2003             $10,421      $150,890         $3,231         $1,813



26 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the year ended August 31, 2003, expense under the Class A Plan totaled $242,544, all of which were paid by the Distributor to recipients, which included $5,740 retained by the Distributor and $17,095 which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended August 31, 2003, were as follows:

                                                                  Distributor's
                                                   Distributor's      Aggregate
                                                       Aggregate   Unreimbursed
                                                    Unreimbursed  Expenses as %
                 Total Payments   Amount Retained       Expenses  of Net Assets
                     Under Plan    by Distributor     Under Plan       of Class
--------------------------------------------------------------------------------
 Class B Plan          $524,148          $405,994     $1,382,862           2.22%
 Class C Plan           125,123            26,727        301,724           2.07
 Class N Plan             2,681             2,155          8,646           1.26


--------------------------------------------------------------------------------
 5. Option Activity
 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.


27 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 5. Option Activity Continued
    Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

 Written option activity for the year ended August 31, 2003 was as follows:

                                                          Call Options
                                              ------------------------
                                               Number of     Amount of
                                               Contracts      Premiums
----------------------------------------------------------------------
 Options outstanding as of August 31, 2002            --            --
 Options written                                     500      $ 73,499
 Options closed or expired                          (500)      (73,499)
                                              ------------------------
 Options outstanding as of August 31, 2003            --      $     --
                                              ========================

--------------------------------------------------------------------------------
 6. Illiquid or Restricted Securities
 As of August 31, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of August 31, 2003 was $287,658, which represents 0.13% of the Fund's net assets, all of which is considered restricted. Information concerning restricted securities is as follows:

                                       Acquisition                   Valuation as of     Unrealized
 Security                                    Dates         Cost      August 31, 2003   Depreciation
---------------------------------------------------------------------------------------------------
 Stocks and/or Warrants
 Axsun Technologies, Inc., Cv., Series C  12/13/00   $6,000,002             $107,712     $5,892,290
 Multiplex, Inc., Cv., Series C             2/9/01    3,999,998              179,946      3,820,052


28 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
 7. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the year ended or at August 31, 2003.


29 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Board of Trustees and Shareholders of Oppenheimer Enterprise Fund:
 We have audited the accompanying statement of assets and liabilities of Oppenheimer Enterprise Fund, including the statement of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Enterprise Fund as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


 KPMG LLP

 Denver, Colorado
 September 22, 2003


30 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


31 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Name, Position(s) Held with                Principal Occupation(s) During Past 5 Years; Other Trusteeships/Directorships Held
Fund, Length of Service, Age               by Trustee; Number of Portfolios in Fund Complex Currently Overseen by Trustee

INDEPENDENT                                The address of each Trustee in the chart below is 6803 S. Tucson Way,
TRUSTEES                                   Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

Clayton K. Yeutter,                        Of Counsel (since 1993), Hogan & Hartson (a law firm). Other directorships:
Chairman of the Board                      Weyerhaeuser Corp. (since 1999) and Danielson Holding Corp. (since 2002);
of Trustees (since 2003),                  formerly a director of Caterpillar, Inc. (1993-December 2002). Oversees 29
Trustee (since 1995)                       portfolios in the OppenheimerFunds complex.
Age: 72

Robert G. Galli,                           A trustee or director of other Oppenheimer funds. Formerly Trustee (May
Trustee (since 1996)                       2000-2002) of Research Foundation of AIMR (investment research, non-profit) and
Age: 70                                    Vice Chairman (October 1995-December 1997) of OppenheimerFunds, Inc. (the
                                           Manager). Oversees 39 portfolios in the OppenheimerFunds complex.

Phillip A. Griffiths,                      A director (since 1991) of the Institute for Advanced Study, Princeton, N.J., a
Trustee (since 1999)                       director (since 2001) of GSI Lumonics, a trustee (since 1983) of Woodward
Age: 64                                    Academy, a Senior Advisor (since 2001) of The Andrew W. Mellon Foundation. A member of: the National Academy of Sciences (since 1979), American Academy of
                                           Arts and Sciences (since 1995), American Philosophical Society (since 1996) and
                                           Council on Foreign Relations (since 2002). Formerly a director of Bankers Trust
                                           New York Corporation (1994-1999). Oversees 29 portfolios in the OppenheimerFunds complex.

Joel W. Motley,                            Director (since 2002) Columbia Equity Financial Corp. (privately-held financial
Trustee (since 2002)                       adviser); Managing Director (since 2002) Carmona Motley, Inc. (privately-held
Age: 51                                    financial adviser); Formerly he held the following positions: Managing Director
                                           (January 1998-December 2001), Carmona Motley Hoffman Inc. (privately-held financial adviser); Managing Director (January 1992-December 1997), Carmona
                                           Motley & Co. (privately-held financial adviser). Oversees 29 portfolios in the
                                           OppenheimerFunds complex.

Kenneth A. Randall,                        A director of Dominion Resources, Inc. (electric utility holding company) and
Trustee (since 1995)                       Prime Retail, Inc. (real estate investment trust); formerly a director of
Age: 76                                    Dominion Energy, Inc. (electric power and oil & gas producer), President and
                                           Chief Executive Officer of The Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company,
                                           American Motorists Insurance Company and American Manufacturers Mutual Insurance
                                           Company. Oversees 29 portfolios in the OppenheimerFunds complex.

Edward V. Regan,                           President, Baruch College, CUNY; a director of RBAsset (real estate manager); a
Trustee (since 1995)                       director of OffitBank; formerly Trustee, Financial Accounting Foundation (FASB
Age: 73                                    and GASB), Senior Fellow of Jerome Levy Economics Institute, Bard College,
                                           Chairman of Municipal Assistance Corporation for the City of New York, New York
                                           State Comptroller and Trustee of New York State and Local Retirement Fund.
                                           Oversees 29 investment companies in the OppenheimerFunds complex.

Russell S. Reynolds, Jr.,                  Chairman (since 1993) of The Directorship Search Group, Inc. (corporate
Trustee (since 1995)                       governance consulting and executive recruiting); a life trustee of International
Age: 71                                    House (non-profit educational organization), and a trustee (since 1996) of the
                                           Greenwich Historical Society. Oversees 29 portfolios in the OppenheimerFunds complex.


32 OPPENHEIMER ENTERPRISE FUND

Donald W. Spiro,                           Chairman Emeritus (since January 1991) of the Manager. Formerly a director
Vice Chairman of the                       (January 1969-August 1999) of the Manager. Oversees 29 portfolios in the
Board of Trustees,                         OppenheimerFunds complex.
Trustee (since 1995)
Age: 77


--------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                         The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New York,
AND OFFICER                                NY 10018. Mr. Murphy serves for an indefinite term,
                                           until his resignation, death or removal.

John V. Murphy,                            Chairman, Chief Executive Officer and director (since June 2001) and President
President and Trustee,                     (since September 2000) of the Manager; President and a director or trustee of
Trustee (since 2001)                       other Oppenheimer funds; President and a director (since July 2001) of
Age: 54                                    Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of
                                           Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                                           Manager); a director (since November 2001) of OppenheimerFunds Distributor, Inc.
                                           (a subsidiary of the Manager); Chairman and a director (since July 2001) of
                                           Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001)
                                           of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the investment advisory subsidiaries of the Manager:
                                           OFI Institutional Asset Management, Inc. and Centennial Asset Management
                                           Corporation (since November 2001), HarbourView Asset Management Corporation and
                                           OFI Private Investments, Inc. (since July 2001); President (since November 1,
                                           2001) and a director (since July 2001) of Oppenheimer Real Asset Management,
                                           Inc.; a director (since November 2001) of Trinity Investment Management Corp.
                                           and Tremont Advisers, Inc. (investment advisory affiliates of the Manager);
                                           Executive Vice President (since February 1997) of Massachusetts Mutual Life
                                           Insurance Company (the Manager's parent company); a director (since June 1995)
                                           of DLB Acquisition Corporation (a holding company that owns the shares of David
                                           L. Babson & Company, Inc.); formerly, Chief Operating Officer (September
                                           2000-June 2001) of the Manager; President and trustee (November 1999-November
                                           2001) of MML Series Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life
                                           Insurance Company; President, Chief Executive Officer and director (September
                                           1999-August 2000) of MML Bay State Life Insurance Company; a director (June
                                           1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a
                                           wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 75 portfolios in the
                                           OppenheimerFunds complex.


--------------------------------------------------------------------------------------------------------------------------------
OFFICERS                                   The address of the Officers in the chart below is as follows: for Messrs. Turner and Zack, 498 Seventh Avenue, New York, NY 10018, for Mr. Wixted, 6803 S. Tucson
                                           Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

James F. Turner, II,                       Vice President and Portfolio Manager of the Manager since March 2001; an officer
Vice President (since 2001)                of 2 portfolios in the OppenheimerFunds complex; formerly portfolio manager for
Age: 36                                    Technology Crossover Ventures (May 2000 - March 2001); Assistant Vice President
                                           and Associate Portfolio Manager of the Manager (August 1999 - May 2000); and a
                                           securities analyst for the Manager (October 1996 - August 1999).



33 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

Brian W. Wixted,                           Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
Treasurer (since 1999)                     (since March 1999) of HarbourView Asset Management Corporation, Shareholder
Age: 43                                    Services, Inc., Oppenheimer Real Asset Management Corporation, Shareholder
                                           Financial Services, Inc., Oppenheimer Partnership Holdings, Inc., OFI Private
                                           Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and
                                           OppenheimerFunds plc (since May 2000) and OFI Institutional Asset Management,
                                           Inc. (since November 2000) (offshore fund management subsidiaries of the
                                           Manager); Treasurer and Chief Financial Officer (since May 2000) of Oppenheimer
                                           Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer
                                           (since March 1999) of Oppenheimer Acquisition Corp. and OppenheimerFunds Legacy
                                           Program (since April 2000); formerly Principal and Chief Operating Officer
                                           (March 1995-March 1999), Bankers Trust Company-Mutual Fund Services Division. An
                                           officer of 91 portfolios in the OppenheimerFunds complex.


Robert G. Zack,                            Senior Vice President (since May 1985) and General Counsel (since February 2002)
Secretary (since 2001)                     of the Manager; General Counsel and a director (since November 2001) of
Age: 55                                    OppenheimerFunds Distributor, Inc.; Senior Vice President and General Counsel
                                           (since November 2001) of HarbourView Asset Management Corporation; Vice
                                           President and a director (since November 2000) of Oppenheimer Partnership
                                           Holdings, Inc.; Senior Vice President, General Counsel and a director (since
                                           November 2001) of Shareholder Services, Inc., Shareholder Financial Services,
                                           Inc., OFI Private Investments, Inc., Oppenheimer Trust Company and OFI
                                           Institutional Asset Management, Inc.; General Counsel (since November 2001) of
                                           Centennial Asset Management Corporation; a director (since November 2001) of
                                           Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a director
                                           (since November 2001) of OppenheimerFunds International Ltd.; Vice President
                                           (since November 2001) of OppenheimerFunds Legacy Program; Secretary (since
                                           November 2001) of Oppenheimer Acquisition Corp.; formerly Acting General Counsel
                                           (November 2001-February 2002) and Associate General Counsel (May 1981-October
                                           2001) of the Manager; Assistant Secretary of Shareholder Services, Inc. (May
                                           1985-November 2001), Shareholder Financial Services, Inc. (November
                                           1989-November 2001); OppenheimerFunds International Ltd. and OppenheimerFunds
                                           plc (October 1997-November 2001). An officer of 91 portfolios in the
                                           OppenheimerFunds complex.




The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.


34 OPPENHEIMER ENTERPRISE FUND

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

                  The Board of Trustees of the Fund has determined that Edward
V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of August 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)